RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Movements in the defined benefit obligation
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Movements in the defined benefit obligation
At 1 January	(45,241)	(41,092)	(28,072)	(25,198)
Current service cost	(206)	(201)	(97)	(98)
Interest expense	(914)	(1,172)	(568)	(737)
Remeasurements:
Actuarial gains (losses) – experience	493	(29)	441	35
Actuarial (losses) gains – demographic assumptions	(218)	471	(282)	304
Actuarial losses – financial assumptions	(5,718)	(5,400)	(3,524)	(3,812)
Benefits paid	2,254	2,174	1,504	1,436
Past service cost	(5)	(44)	(2)	(33)
Settlements	20	17	—	—
Exchange and other adjustments	(14)	35	3	31
At 31 December	(49,549)	(45,241)	(30,597)	(28,072)

Defined benefit obligation, category
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Analysis of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Analysis of the defined benefit obligation:
Active members	(6,550)	(6,413)	(3,415)	(3,433)
Deferred members	(17,647)	(16,058)	(10,493)	(9,679)
Pensioners	(23,409)	(21,032)	(15,311)	(13,714)
Dependants	(1,943)	(1,738)	(1,378)	(1,246)
At 31 December	(49,549)	(45,241)	(30,597)	(28,072)

Changes in the fair value of scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Changes in the fair value of scheme assets
At 1 January	45,791	42,238	28,419	25,865
Return on plan assets excluding amounts included in interest income	5,565	3,531	3,217	2,700
Interest income	937	1,220	581	765
Employer contributions	1,149	1,062	647	558
Benefits paid	(2,254)	(2,174)	(1,504)	(1,436)
Settlements	(22)	(18)	—	—
Administrative costs paid	(54)	(43)	(33)	(26)
Exchange and other adjustments	15	(25)	(3)	(7)
At 31 December	51,127	45,791	31,324	28,419

Composition of scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
The Group	£m	£m	£m	£m	£m	£m
Equity instruments	616	45	661	555	39	594
Debt instruments[1]:
Fixed interest government bonds	11,328	—	11,328	8,893	—	8,893
Index-linked government bonds	21,058	—	21,058	18,207	—	18,207
Corporate and other debt securities	12,736	—	12,736	10,588	—	10,588
	45,122	—	45,122	37,688	—	37,688
Property	—	136	136	—	158	158
Pooled investment vehicles	650	13,022	13,672	4,773	10,585	15,358
Money market instruments, cash, derivatives, and other assets and liabilities	812	(9,276)	(8,464)	204	(8,211)	(8,007)
At 31 December	47,200	3,927	51,127	43,220	2,571	45,791
1Of the total debt instruments, £39,439 million (2019: £33,134 million) were investment grade (credit ratings equal to or better than ‘BBB’).

	2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
The Bank	£m	£m	£m	£m	£m	£m
Equity instruments	423	34	457	385	26	411
Debt instruments[1]:
Fixed interest government bonds	4,591	—	4,591	3,198	—	3,198
Index-linked government bonds	12,638	—	12,638	11,254	—	11,254
Corporate and other debt securities	7,878	—	7,878	6,791	—	6,791
	25,107	—	25,107	21,243	—	21,243
Pooled investment vehicles	124	8,569	8,693	2,527	7,203	9,730
Money market instruments, derivatives, cash and other assets and liabilities	365	(3,298)	(2,933)	(145)	(2,820)	(2,965)
At 31 December	26,019	5,305	31,324	24,010	4,409	28,419
1Of the total debt instruments, £21,938 million (2019: £18,724 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Composition of pension scheme pooled investment vehicles
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations
The pension schemes’ pooled investment vehicles comprise:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Equity funds	3,169	2,429	2,044	1,706
Hedge and mutual funds	2,181	2,886	1,427	1,818
Alternative credit funds	4,072	4,716	2,620	3,061
Property funds	1,551	1,536	1,100	1,127
Infrastructure funds	1,405	1,648	620	827
Liquidity funds	847	1,126	598	980
Bond and debt funds	396	971	284	211
Other	51	46	—	—
At 31 December	13,672	15,358	8,693	9,730

Actuarial and financial assumptions
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2020	2019
	%	%
Discount rate	1.44	2.05
Rate of inflation:
Retail Price Index (RPI)	2.80	2.94
Consumer Price Index (CPI)	2.41	1.99
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.61	2.57

Defined benefit plan member life expectancy
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	2020	2019
	Years	Years
Life expectancy for member aged 60, on the valuation date:
Men	27.0	27.5
Women	29.0	29.2
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.1	28.5
Women	30.2	30.3

Change in assumptions for pension plans
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group				The Bank
	Effect of reasonably possible alternative assumptions				Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus		Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2020	2019	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m
Inflation (including pension increases)[1]:
Increase of 0.1 per cent	11	12	531	467	6	7	337	302
Decrease of 0.1 per cent	(11)	(12)	(522)	(460)	(6)	(7)	(332)	(296)
Discount rate[2]:
Increase of 0.1 per cent	(20)	(20)	(866)	(763)	(12)	(11)	(534)	(471)
Decrease of 0.1 per cent	19	21	890	784	11	12	548	484
Expected life expectancy of members:
Increase of one year	39	40	2,146	1,636	23	24	1,370	1,038
Decrease of one year	(37)	(39)	(2,052)	(1,575)	(23)	(23)	(1,310)	(1,000)
1At 31 December 2020, the assumed rate of RPI inflation is 2.80 per cent and CPI inflation 2.41 per cent (2019: RPI 2.94 per cent and CPI 1.99 per cent).
2At 31 December 2020, the assumed discount rate is 1.44 per cent (2019: 2.05 per cent).

Weighted average duration of defined benefit obligations
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	The Group		The Bank
	2020	2019	2020	2019
	Years	Years	Years	Years
Duration of the defined benefit obligation	19	18	17	16

Defined benefit obligation, maturity analysis
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Maturity analysis of benefits expected to be paid:
Within 12 months	1,293	1,274	914	892
Between 1 and 2 years	1,350	1,373	940	963
Between 2 and 5 years	4,347	4,455	2,989	3,086
Between 5 and 10 years	8,301	8,426	5,547	5,673
Between 10 and 15 years	9,093	9,229	5,796	5,962
Between 15 and 25 years	17,485	17,400	10,590	10,603
Between 25 and 35 years	13,479	13,999	7,709	8,044
Between 35 and 45 years	7,162	8,291	3,645	4,266
In more than 45 years	2,287	3,160	874	1,208

Movements in other post-retirement benefit obligations
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations
Movements in the other post-retirement benefits obligation:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
At 1 January	(126)	(124)	(85)	(84)
Actuarial gains (losses)	16	(6)	15	(3)
Insurance premiums paid	4	7	3	5
Charge for the year	(3)	(4)	(2)	(2)
Exchange and other adjustments	—	1	1	(1)
At 31 December	(109)	(126)	(68)	(85)

Consolidated balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Amount included in the balance sheet
Present value of funded obligations	(49,549)	(45,241)	(30,597)	(28,072)
Fair value of scheme assets	51,127	45,791	31,324	28,419
Net amount recognised in the balance sheet	1,578	550	727	347

Consolidated balance sheet | Total defined benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations
The total amounts recognised in the balance sheet relate to:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Defined benefit pension schemes	1,578	550	727	347
Other post-retirement benefit schemes	(109)	(126)	(68)	(85)
Total amounts recognised in the balance sheet	1,469	424	659	262

Consolidated balance sheet | Defined benefit assets and obligations
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Amounts recognised in the balance sheet
Retirement benefit assets	1,714	681	765	386
Retirement benefit obligations	(245)	(257)	(106)	(124)
Total amounts recognised in the balance sheet	1,469	424	659	262

Consolidated balance sheet | Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Net amount recognised in the balance sheet
At 1 January	550	1,146	347	667
Net defined benefit pension charge	(244)	(241)	(119)	(129)
Actuarial losses on defined benefit obligation	(5,443)	(4,958)	(3,365)	(3,473)
Return on plan assets	5,565	3,531	3,217	2,700
Employer contributions	1,149	1,062	647	558
Exchange and other adjustments	1	10	—	24
At 31 December	1,578	550	727	347

Consolidated income statement
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations
The expense recognised in the income statement for the year ended 31 December comprises:

	The Group
	2020	2019	2018
	£m	£m	£m
Current service cost	206	201	257
Net interest amount	(23)	(48)	(22)
Past service credits and curtailments	—	—	12
Settlements	2	1	1
Past service cost – plan amendments	5	44	108
Plan administration costs incurred during the year	54	43	40
Total defined benefit pension expense	244	241	396

Consolidated income statement | Total defined benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Defined Benefit Obligations

	2020	2019	2018
	£m	£m	£m
Charge to the Group income statement
Defined benefit pension schemes	244	241	396
Other post-retirement benefit schemes	3	4	4
Total defined benefit schemes	247	245	400
Defined contribution pension schemes	305	273	288
Total charge to the income statement – continuing operations (note 9)	552	518	688